Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000174813 | Taiwan Semiconductor Manufacturing8658748
Holdings [Line Items]
Percent of Total Investments	8.10%
C000174813 | Tencent Holdings8658076
Holdings [Line Items]
Percent of Total Investments	4.70%
C000174813 | Alibaba Group Holding8657969
Holdings [Line Items]
Percent of Total Investments	3.30%
C000174813 | China Construction Bank8657984
Holdings [Line Items]
Percent of Total Investments	2.80%
C000174813 | Samsung Electronics8658369
Holdings [Line Items]
Percent of Total Investments	2.10%
C000174813 | MediaTek8658695
Holdings [Line Items]
Percent of Total Investments	1.90%
C000174813 | OTP Bank Nyrt8658093
Holdings [Line Items]
Percent of Total Investments	1.80%
C000174813 | HCL Technologies8658140
Holdings [Line Items]
Percent of Total Investments	1.70%
C000174813 | BOE Technology Group8657908
Holdings [Line Items]
Percent of Total Investments	1.40%
C000174813 | NetEase8658056
Holdings [Line Items]
Percent of Total Investments	1.30%
C000174813 | Hungary
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000174813 | Poland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000174813 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000174813 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000174813 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000174813 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000174813 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000174813 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000174813 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000174813 | India
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000174813 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000174813 | China
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000015706 | Taiwan Semiconductor Manufacturing8658748
Holdings [Line Items]
Percent of Total Investments	8.10%
C000015706 | Tencent Holdings8658076
Holdings [Line Items]
Percent of Total Investments	4.70%
C000015706 | Alibaba Group Holding8657969
Holdings [Line Items]
Percent of Total Investments	3.30%
C000015706 | China Construction Bank8657984
Holdings [Line Items]
Percent of Total Investments	2.80%
C000015706 | Samsung Electronics8658369
Holdings [Line Items]
Percent of Total Investments	2.10%
C000015706 | MediaTek8658695
Holdings [Line Items]
Percent of Total Investments	1.90%
C000015706 | OTP Bank Nyrt8658093
Holdings [Line Items]
Percent of Total Investments	1.80%
C000015706 | HCL Technologies8658140
Holdings [Line Items]
Percent of Total Investments	1.70%
C000015706 | BOE Technology Group8657908
Holdings [Line Items]
Percent of Total Investments	1.40%
C000015706 | NetEase8658056
Holdings [Line Items]
Percent of Total Investments	1.30%
C000015706 | Hungary
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015706 | Poland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015706 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015706 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015706 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000015706 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000015706 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000015706 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000015706 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000015706 | India
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000015706 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000015706 | China
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000174812 | Taiwan Semiconductor Manufacturing8658748
Holdings [Line Items]
Percent of Total Investments	8.10%
C000174812 | Tencent Holdings8658076
Holdings [Line Items]
Percent of Total Investments	4.70%
C000174812 | Alibaba Group Holding8657969
Holdings [Line Items]
Percent of Total Investments	3.30%
C000174812 | China Construction Bank8657984
Holdings [Line Items]
Percent of Total Investments	2.80%
C000174812 | Samsung Electronics8658369
Holdings [Line Items]
Percent of Total Investments	2.10%
C000174812 | MediaTek8658695
Holdings [Line Items]
Percent of Total Investments	1.90%
C000174812 | OTP Bank Nyrt8658093
Holdings [Line Items]
Percent of Total Investments	1.80%
C000174812 | HCL Technologies8658140
Holdings [Line Items]
Percent of Total Investments	1.70%
C000174812 | BOE Technology Group8657908
Holdings [Line Items]
Percent of Total Investments	1.40%
C000174812 | NetEase8658056
Holdings [Line Items]
Percent of Total Investments	1.30%
C000174812 | Hungary
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000174812 | Poland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000174812 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000174812 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000174812 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000174812 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000174812 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000174812 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000174812 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000174812 | India
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000174812 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000174812 | China
Holdings [Line Items]
Percent of Net Asset Value	19.00%